ACQUISITIONS AND DISPOSALS - Income Statement (Details) - Discontinued Operations, Disposed of by Sale - Automotive Business - USD ($) $ in Thousands		12 Months Ended
	Nov. 18, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of operations and comprehensive earnings (loss)
Revenue		$ 196,609	$ 166,237
Cost of sales		169,108	143,733
Gross margin		27,501	22,504
Expenses		19,878	16,337
Gain on sale of Automotive Business		(27,137)	0
Earnings before income taxes		34,760	6,167
Income tax expense on gain of sale of Automotive Business	$ (11,914)	(11,914)	0
Income tax expense		(2,036)	(2,042)
Net earnings from discontinued operations		20,810	4,125
Cash flows provided by (used in) discontinued operations
Net cash provided by (used in) operating activities		(2,919)	27,395
Net cash used in investing activities(1)		(1,277)	(3,220)
Net cash provided by (used in) discontinued operations		$ (4,196)	$ 24,175